Business Segment Information	6 Months Ended
Feb. 28, 2021
Business Segment Information [Abstract]
Business Segment Information

3. BUSINESS SEGMENT INFORMATION

The Company’s chief operating decision makers are the Executive Chair & Chief Executive Officer, the President, and the Executive Vice President, Chief Financial & Corporate Development Officer and they review the operating performance of the Company by segments, which are comprised of Wireline and Wireless. The chief operating decision makers utilize adjusted earnings before interest, income taxes, depreciation and amortization (“adjusted EBITDA”) for each segment as a key measure in making operating decisions and assessing performance.

The Wireline segment provides Cable telecommunications services including Video, Internet, WiFi, Phone, Satellite Video and data networking through a national fibre-optic backbone network to Canadian consumers, North American businesses and public-sector entities. The Wireless segment provides wireless services for voice and data communications serving customers in Ontario, British Columbia and Alberta through Freedom Mobile and in British Columbia and Alberta through Shaw Mobile.

Both of the Company’s reportable segments are substantially located in Canada. Information on operations by segment is as follows:

Operating information

	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Revenue
Wireline	1,054	1,063	2,110	2,130
Wireless	336	302	653	620
	1,390	1,365	2,763	2,750
Intersegment eliminations	(3)	(2)	(6)	(4)
	1,387	1,363	2,757	2,746
Adjusted EBITDA(1)
Wireline	540	519	1,072	1,036
Wireless	97	81	172	152
	637	600	1,244	1,188
Restructuring costs	(1)	-	(13)	-
Amortization	(303)	(300)	(608)	(603)
Operating income	333	300	623	585

Current taxes
Operating	43	22	78	54
Other/non-operating	1	1	2	5
	44	23	80	59

(1)Adjusted EBITDA does not have any standardized meaning prescribed by IFRS and is therefore unlikely to be comparable to similar measures presented by other issuers; the Company defines adjusted EBITDA as revenues less operating, general and administrative expenses.

Capital expenditures
	Three months ended		Six months ended
	February 28, 2021	February 29, 2020	February 28, 2021	February 29, 2020
Capital expenditures accrual basis
Wireline	174	216	328	410
Wireless	71	53	144	108
	245	269	472	518
Equipment costs (net of revenue)
Wireline	5	7	12	18

Capital expenditures and equipment costs (net)
Wireline	179	223	340	428
Wireless	71	53	144	108
	250	276	484	536

Reconciliation to Consolidated Statements of Cash Flows
Additions to property, plant and equipment	218	248	414	518
Additions to equipment costs (net)	5	7	12	18
Additions to other intangibles	34	36	76	64
Total of capital expenditures and equipment costs (net) per Consolidated Statements of Cash Flows	257	291	502	600
Decrease in working capital and other
liabilities related to capital expenditures	(4)	(14)	(1)	(63)
Less: Proceeds on disposal of property, plant and equipment	(3)	(1)	(17)	(1)
Total capital expenditures and equipment costs (net) reported by segments	250	276	484	536